Financial Instruments	6 Months Ended
Jun. 30, 2019
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Financial Instruments

8 FINANCIAL INSTRUMENTS

The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following tables summarise the fair values and carrying amounts of financial instruments and the fair value calculations by category.

€ million	Fair value			Carrying amount
	As at 30 June 2019	As at 31 December 2018 Restated(a)	As at 30 June 2018 Restated(a)	As at 30 June 2019	As at 31 December 2018 Restated(a)	As at 30 June 2018 Restated(a)
Financial assets
Cash and cash equivalents	3,911	3,230	3,991	3,911	3,230	3,991
Amortised cost	499	629	632	499	629	632
Fair value through other comprehensive income	327	329	288	327	329	288
Financial assets at fair value through profit and loss:
Derivatives	412	194	209	412	194	209
Other	381	364	379	381	364	379

	5,530	4,746	5,499	5,530	4,746	5,499
Financial liabilities
Bank loans and overdrafts	(1,044)	(816)	(1,131)	(1,041)	(814)	(1,128)
Bonds and other loans	(26,787)	(23,691)	(27,842)	(25,390)	(23,391)	(27,426)
Lease liabilities	(1,967)	(1,981)	(2,112)	(1,967)	(1,981)	(2,112)
Derivatives	(464)	(402)	(542)	(464)	(402)	(542)
Other financial liabilities	(123)	(150)	(390)	(123)	(150)	(390)

	(30,385)	(27,040)	(32,017)	(28,985)	(26,738)	(31,598)

(a)	Restated following adoption of IFRS 16. Refer note 1 and note 9.

	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
€ million	As at 30 June 2019			As at 31 December 2018			As at 30 June 2018
Assets at fair value
Financial assets at fair value through other comprehensive income(a)	116	4	207	160	5	164	143	4	141
Financial assets at fair value through profit or loss:
Derivatives(a)	–	448	–	–	276	–	–	366	–
Other	155	–	226	145	–	219	185	–	194
Liabilities at fair value
Derivatives(b)	–	(530)	–	–	(542)	–	–	(588)	–
Contingent Consideration	–	–	(156)	–	–	(142)	–	–	(199)

(a)	Includes €36 million (December 2018: €82 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes €(66) million (December 2018: €(140) million) derivatives, reported within trade payables, that hedge trading activities.

There were no significant changes in classification of fair value of financial assets and financial liabilities since 31 December 2018. There were also no significant movements between the fair value hierarchy classifications since 31 December 2018.

The fair value of trade receivables and payables is considered to be equal to the carrying amount of these items due to their short-term nature.

Calculation of fair values

The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values are consistent with those used in the year ended 31 December 2018.